Submission	Mar. 31, 2025
Submission [Line Items]
Central Index Key	0000034088
Registrant Name	EXXON MOBIL CORP
Registration File Number	333-270460
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES